Note 39 - Administration Costs - Average Number Of Employees By Geographical Area - Average Employees (Details) - Employee	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
BBVA Group [Member] | Male
Average BBVA S A Employees Line Items
Average Number Of Employees	60,623	60,873
BBVA Group [Member] | Female
Average BBVA S A Employees Line Items
Average Number Of Employees	71,258	72,051
BBVA, S.A. [Member] | Male
Average BBVA S A Employees Line Items
Average Number Of Employees	13,178	13,655
BBVA, S.A. [Member] | Female
Average BBVA S A Employees Line Items
Average Number Of Employees	13,178	13,372